Document and Entity Information	Oct. 19, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001758730
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	Tradeweb Markets Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38860
Entity Tax Identification Number	83-2456358
Entity Address, Address Line One	245 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	(646)
Local Phone Number	430-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.00001
Trading Symbol	TW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false